Nature of the Business and Basis of Presentation - Proposed Merger (Details)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Jun. 30, 2021
Evolv Technologies Holdings, Inc.
Exchange Ratio	0.382	0.378